Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2021
Accounting Policies [Abstract]
Schedule of principal subsidiaries and VIE subsidiaries and schools
Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2021	Principal activities
Major wholly owned subsidiaries:
Impetus Investment Limited (“Impetus”)	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Hengqin Bright Scholar Management Consulting Co. Ltd (“Zhuhai Bright Scholar”)	PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Time Elan Education Technology Co., Ltd.	PRC	December 6, 2013	100%	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd.	PRC	May 14, 2008	100%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	PRC	September 26, 2017	100%	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd.	PRC	October 24, 2018	100%	Complementary education services
Bright Scholar (UK) Holdings Limited	UK	July 31, 2018	100%	Investment holding
CATS Colleges Holdings Limited	UK	March 13, 2019	100%	Investment holding
Cambridge Arts and Science Limited	UK	October 23, 1997	100%	Overseas School
CATS Canterbury Limited	UK	August 29, 2007	100%	Overseas School
CATS College London Limited	UK	November 17, 2010	100%	Overseas School
CATS Academy Boston Inc.	US	July 5, 2012	100%	Overseas School
VIEs of the Company:
Foshan Meiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Zhiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Beijing Boteng Education Consulting Co., Ltd.	PRC	June 1, 2021	100%	Investment holding
Foshan Shangtai Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Renliang Education Technology Co., Ltd.	PRC	August 12, 2021	100%	Investment holding
Foshan Yongliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Major subsidiaries and schools of the VIEs:
Foshan Shunde Guilanshan Kindergarten	PRC	November 2, 2018	100%	Kindergarten education services
Chengdu Pidu Bright Scholar Kindergarten	PRC	March 27, 2020	75%	Kindergarten education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	PRC	July 16, 2015	100%	Complementary education services
Chengdu Laizhe Education and Technology (Guangzhou) Co., Ltd.	PRC	February 6, 2018	80%	Complementary education services
Shanghai Huodai Business Information Consulting Co., Ltd.	PRC	December 14, 2017	51%	Complementary education services